Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 14 — Stockholders’ Equity

Preferred Stock

The Company is authorized to issue 50,000,000 shares of $0.0001 par value preferred stock. At December 31, 2023 and December 31, 2022, there were no shares of preferred stock issued or outstanding.

Common Stock

Class A Common Stock

The Company is authorized to issue 500,000,000 shares of $0.0001 par value Class A Common Stock. As of December 31, 2023 and 2022, the Company had 24,410,075 and 11,806,007 shares of Class A common stock issued, and outstanding, respectively.

Each share of Class A Common Stock has one vote and has similar rights and obligations.

Class C Common Stock

The Company is authorized to issue 40,000,000 shares of $0.0001 par value Class C Common Stock. As of December 31, 2023 and 2022, the Company had 3,213,678 shares of Class C common stock issued, and outstanding.

Each share of the Company’s Class C Common Stock entitles its holder, initially the CEO, to a number of votes per share (rounded up to the nearest whole number) equal to (a) the aggregate number of outstanding shares of Class A Common Stock entitled to vote on the applicable matter as of the applicable record date plus 100, divided by (b) the aggregate number of outstanding shares of Class C Common Stock (the “Per Share Class C Voting Power”).